FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Restricted time deposits-current portion	$ 1,037	¥ 6,750	¥ 8,000
Restricted time deposits-noncurrent portion	$ 92	600	1,000
Liabilities
Guarantee liabilities		30,958	31,191
Fair Value
Assets
Restricted time deposits-current portion		6,750	8,000
Restricted time deposits-noncurrent portion		600	1,000
Total assets		7,350	9,000
Liabilities
Guarantee liabilities		30,958	31,191
Total liabilities		30,958	31,191
Fair Value | Level 2 Inputs
Assets
Restricted time deposits-current portion		6,750	8,000
Restricted time deposits-noncurrent portion		600	1,000
Total assets		7,350	9,000
Fair Value | Level 3 Inputs
Liabilities
Guarantee liabilities		30,958	31,191
Total liabilities		¥ 30,958	¥ 31,191